UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Advisory Group LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steve Hammers
Title:   Managing Partner
Phone:   615.661.9622

Signature, Place, and Date of Signing:

/s/ Stephen M. Hammers             Brentwood, Tennessee             07-29-2009
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $171,731 (thousands)

List of Other Included Managers:	  none


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                                                         FORM 13F                                   03/31/2009
                                     REPORTING MANAGER: Compass Advisory Group LLC


ITEM 1                             ITEM 2     ITEM 3       ITEM 4      ITEM 5         ITEM 6    ITEM 7  ITEM 8
NAME OF ISSUER                     TITLE       CUSIP        FAIR     SHARES OF      INVESTMNT    MGRS   VOTING
                                     OF       NUMBER      MKT VALUE  PRINCIPAL       DISCRE-           AUTHORITY
                                   CLASS                   (000'S)     AMOUNT          TION


Ishares Lehman Aggregate Bond       ETF      464287226     23,626    231,284   SH       SOLE              NONE
SPDR Lehman Int'l Treas. Bond       ETF      78464A516     13,838    253,160   SH       SOLE              NONE
Powershares DB Commodity Indx       ETF      73935S105     19,673    869,707   SH       SOLE              NONE
PowerShares DB G10 Currency         ETF      73935Y102     20,348    945,958   SH       SOLE              NONE
WisdomTree Int'l Real Estate-R      ETF      97717W331      4,728    206,746   SH       SOLE              NONE
WisdomTree DIEFA Int'l Fd           ETF      97717W703      9,310    237,632   SH       SOLE              NONE
Ishares Cohen & Steers Realty       ETF      464287564      9,678    269,289   SH       SOLE              NONE
PowerShares S&P 500 Buy Write       ETF      73936G308     17,959    968,118   SH       SOLE              NONE
PowerShares Dynamic Dev. Int'l      ETF      73936T805     14,095  1,098,604   SH       SOLE              NONE
PowerShares Preferred Portfoli      ETF      73936T565      8,637    703,937   SH       SOLE              NONE
PowerShares FTSE RAFI US 1000       ETF      73935X583      7,578    203,493   SH       SOLE              NONE
PowerShares Dynamic Market Por      ETF      73935X104     13,152    399,022   SH       SOLE              NONE
PowerShares FTSE RAFI Int'l Em      ETF      73936T763      4,721    272,094   SH       SOLE              NONE
Powershares Zachs Small Cap         ETF      73935X674      4,389    290,461   SH       SOLE              NONE


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